SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.53%
Bangladesh — 1.47%
282,552	BRAC Bank Ltd.	$164,945

Brazil — 5.92%
86,426	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA*	171,156
5,495	Arco Platform Ltd., Class A*	168,477
62,700	Fleury SA	326,118
		665,751
Chile — 2.18%
29,044	Inversiones La Construccion SA	135,260
78,118	Parque Arauco SA*	109,562
		244,822
China — 14.24%
264,000	Greatview Aseptic Packaging Co. Ltd.	119,159
26,798	Hongfa Technology Co. Ltd., Class A	259,902
49,972	InnoCare Pharma Ltd.*,(a)	183,917
141,743	Precision Tsugami China Corp. Ltd.	205,376
1,302	Silergy Corp.	176,712
108,000	SITC International Holdings Co. Ltd.	451,326
8,361	Xiamen Faratronic Co. Ltd., Class A	204,671
		1,601,063
Egypt — 1.05%
99,444	Integrated Diagnostics Holdings Plc(a)	118,334

Hong Kong — 1.65%
50,000	Vitasoy International Holdings Ltd.	185,626

India — 21.67%
7,973	Bajaj Holdings & Investment Ltd.*	388,054
30,883	Cholamandalam Financial Holdings Ltd.*	275,614
45,378	Cyient Ltd.	525,629
60,111	Marico Ltd.	429,464
19,292	Phoenix Mills Ltd. (The)*	211,757
5,600	Sundaram Finance Ltd.	201,719
24,524	Tata Consumer Products Ltd.	249,134
9,907	Tube Investments of India Ltd.	155,985
		2,437,356
Indonesia — 0.89%
2,129,279	Sarimelati Kencana PT	99,928

Korea — 11.37%
18,750	DGB Financial Group, Inc.	155,121

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
16,550	Koh Young Technology, Inc.	$349,634
2,501	Leeno Industrial, Inc.	389,465
17,927	Macquarie Korea Infrastructure Fund	199,742
634	Soulbrain Co. Ltd.*	184,974
		1,278,936
Malaysia — 0.74%
25,160	LPI Capital Berhad	83,528

Mexico — 3.15%
58,400	Bolsa Mexicana de Valores SAB de CV	128,905
115,600	Corp. Inmobiliaria Vesta SAB de CV	225,239
		354,144
Pakistan — 0.95%
31,000	Packages Ltd.	107,228

Peru — 1.09%
3,489	InRetail Peru Corp.(a)	122,115

Philippines — 7.26%
980,350	Century Pacific Food, Inc.	469,841
691,094	Integrated Micro-Electronics, Inc.*	140,009
85,460	Security Bank Corp.	206,455
		816,305
Russia — 1.30%
336,512	Sistema PJSFC	145,904

South Africa — 4.03%
42,417	AVI Ltd.	210,910
32,573	JSE Ltd.	242,945
		453,855
Sri Lanka — 0.95%
159,175	Hatton National Bank Plc	106,964

Taiwan — 15.94%
77,000	Chroma ATE, Inc.	528,906
26,835	Giant Manufacturing Co. Ltd.	306,704
23,074	Innodisk Corp.	157,704
7,587	Poya International Co. Ltd.*	147,752
57,247	Standard Foods Corp.	111,132
11,216	Voltronic Power Technology Corp.	541,062
		1,793,260

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
United Arab Emirates — 1.68%
177,534	Aramex PJSC	$188,664

Total Common Stocks		10,968,728
(Cost $8,638,054)
Preferred Stocks — 1.28%
Korea — 1.28%
1,846	Amorepacific Corp.	144,392

Philippines — 0.00%
58,000	Security Bank Corp.(b),(c)	119

Total Preferred Stocks		144,511
(Cost $145,537)
Investment Company — 2.07%
233,080	U.S. Government Money Market Fund, RBC Institutional Class 1 (d)	233,080
Total Investment Company		233,080
(Cost $233,080)
Total Investments		$11,346,319
(Cost $9,016,671) — 100.88%
Liabilities in excess of other assets — (0.88)%		(99,331)
NET ASSETS — 100.00%		$11,246,988

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Emerging Markets Small Cap Equity Fund (cont.)

June 30, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Information Technology	21.99%
Financials	20.35%
Consumer Staples	17.09%
Industrials	16.16%
Consumer Discretionary	7.81%
Health Care	5.59%
Real Estate	4.86%
Materials	3.66%
Communication Services	1.30%
Other*	1.19%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.